Significant Accounting Policies - Vessels (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Vessel cost:
Increase in future annual depreciation expense as a result of decrease in the estimated scrap value	$ 352
LNG vessel component
Vessel cost:
Useful lives	35 years
Dry-docking component
Vessel cost:
Useful lives	5 years